IMPAIRMENT TESTS (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [line items]
Goodwill	₪ 407	₪ 407
Pre-tax discount rate	11.50%	11.20%	11.90%
Giza Singer Even. Ltd [Member]
Disclosure of information for cash-generating units [line items]
Pre-tax cash flow projections period	five-year
CGU [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	₪ 407